GENERAL	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:-GENERAL

Wix.com Ltd. ,an Israeli corporation (was incorporated in October, 2006), and subsidiaries (collectively, the “Company” or “Wix”), is leading the way with a cloud-based website development platform. The Wix website builder was founded on the belief that the Internet should be accessible to everyone to develop, create and contribute. Through free and premium subscriptions, Wix empowers millions of businesses, organizations, artists, and individuals to take their businesses, brands and workflow online.